Genco Chapter 11 Bankruptcy (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions			12 Months Ended
	Dec. 09, 2016	Oct. 14, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2012
Debt Instrument [Line Items]
Distributions from unconsolidated affiliates			$ 14,000,000	$ 8,000,000	$ 0
Class of warrant or right, outstanding						15.6
Term of warrants			5 years
Warrants to purchase shares of common stock			$ 40
Debtor-in-possession facility financing costs			$ 10,000,000
Write-off of deferred financing costs and debt discounts			96,000,000
Interest expense, not accrued			$ 4,000,000
Genco And Ad Hock Group Of Shareholders | Affiliated Entity
Debt Instrument [Line Items]
Payments of debt restructuring costs		$ 139,000,000
Genco And Ad Hock Group Of Shareholders | Restructuring Support Agreement | Affiliated Entity
Debt Instrument [Line Items]
Payments of debt restructuring costs	$ 113,000,000	9,000,000
Distributions from unconsolidated affiliates		$ 61,000,000
Class of warrant or right, outstanding	8.7	10.0
Term of warrants		7 years
Warrants to purchase shares of common stock		$ 35
Covenant compliance, aggregate percent of principal holders, participation percentage	97.00%
Genco Senior Notes | Genco And Ad Hock Group Of Shareholders | Restructuring Support Agreement | Affiliated Entity
Debt Instrument [Line Items]
Early repayment of debt	$ 757,000,000	$ 825,000,000
New Seven-year Dynegy Unsecured Notes | Genco And Ad Hock Group Of Shareholders | Restructuring Support Agreement | Affiliated Entity
Debt Instrument [Line Items]
Debt instrument term		7 years
Early repayment of debt	$ 182,000,000	$ 210,000,000